[LETTERHEAD OF BALLARD SPAHR ANDREWS & INGERSOLL, LLP]

September 30, 2004

Mr. Jeffrey P. Riedler Assistant Director Division of Corporation Finance Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:	PMA Capital Corporation Registration Statement on Form S-4

Dear Mr. Riedler:

We are filing today by EDGAR a registration statement on Form S-4 on behalf of PMA Capital Corporation (the “Company”). The purpose of the registration statement is to register an offer to exchange the Company’s 4.25% Senior Convertible Debentures due 2022 (the “Existing Notes”) for Senior Secured Convertible Debentures of the Company.

We expect to file a pre-effective amendment to the Registration Statement early next week along with a Schedule TO. Upon the filing of the amended Registration Statement and the Schedule TO, we will commence an exchange offer for the Existing Notes pursuant to Rule 13e-4 under the Securities Exchange Act of 1934, as amended, and Rule 162 under the Securities Act of 1933, as amended. Once we have filed the amended Registration Statement and Schedule TO, we would appreciate it if the staff would expedite its review and provide comments to us as soon as possible in accordance with the practice described in Release 33-7760.

Mr. Jeffrey Riedler

September 30, 2004

Any questions may be addressed to the undersigned at (215) 864-8606 or Craig Circosta at (215) 864-8520. Thank you for your cooperation.

Sincerely,

Justin P. Klein

JPK/lrk